OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Prepaid lease	¥ 2,368		¥ 2,796
Deposits for purchase of plant and equipment	0		233
Others	42		50
Other Assets, Noncurrent, Total	¥ 2,410	$ 362	¥ 3,079